Taxes on Income (Tables)	12 Months Ended
Dec. 31, 2025
Taxes on Income [Abstract]
Schedule of Subsidiaries Countries

Non-Israeli subsidiaries are taxed according to the tax laws in their respective countries of residence.

	Country of incorporation	Applicable corporate tax rate

eToro Group Ltd.	British Virgin Islands*	23%
eToro (Europe) Ltd.	Cyprus	12.5%
eToro Ltd.	Israel**	12/6%
eToro (UK) Ltd.	UK	25%
eToro USA LLC	USA	21%
eToro Group Trading Ltd.	British Virgin Islands***	12.5%
eToro Australia Capital Pty Ltd	Australia	30%
eToro USA Securities Inc.	USA	21%
eToro Seychelles	Seychelles	1.5% from the net revenue
eToro (ME) Ltd	UAE	9%
eToro Singapore Pte Ltd.	Singapore	17%

*	According to an assessment agreement with the Israeli Tax Authority (the ITA) dated August 2017, eToro Group Ltd. is considered an Israeli resident for tax purposes starting January 1, 2015, and its entire income and expense for tax purposes shall be recorded in eToro Ltd.
**	The statutory corporate tax rate in Israel is 23%. In August 2020, the Company received a pre-ruling approval from the ITA regarding its eligibility to be classified as PTE effective as of 2018 and until 2022. eToro Ltd. applied to the ITA to receive an additional pre-ruling approval, regarding its eligibility to be classified as SPTE.
***	eToro Group Trading Ltd. is a tax resident of Cyprus effective date January 1, 2017.

Schedule of Deferred Income Tax	DEFERRED INCOME TAXES
	Statements of financial position		Statements of profit or loss
	As of December 31,		Year ended December 31,
	2025	2024	2025	2024	2023
Deferred tax assets:
Research and development costs	2,788	1,754	1,034	433	(324)
Employee benefits	6,058	6,259	(201)	2,638	605
Carryforward losses	-	13	(13)	(4,114)	(2,278)
Leases	1,218	742	476	124	229
IPO expenses	2,687	-	2,687	-	-
Others	56	145	(89)	(4)	1
	12,807	8,913	3,894	(923)	(1,767)

Deferred tax liabilities:
Intangible assets	4,893	2,873	2,020	25	(1,822)
Others	797	361	436	107	(63)
	5,690	3,234	2,456	132	(1,885)

Deferred tax movement			1,438	(1,055)	118
Exchange rate differences			-	43	596
Equity reserves			(2,074)	-	146
Other			717	250	-
Deferred taxes related to acquisition			-	640	-
Deferred taxes income (expense)			81	(122)	860
Deferred tax assets, net	7,117	5,679

Schedule of Taxes on Income Included in Profit or Loss	TAXES ON INCOME INCLUDED IN PROFIT OR LOSS
	December 31,
	2025	2024	2023
Current taxes	37,954	40,121	13,333
Deferred taxes (income) expense	(81)	122	(860)
Tax provision (benefit) in respect of previous years	(168)	12,995	-
	37,705	53,238	12,473

Schedule of Taxes on Income (Tax Benefit)

The reconciliation between the taxes on income (tax benefit) , assuming that all the income and expense, gains and losses in the statement of income were taxed at the statutory tax rate and the taxes on income recorded in profit or loss is as follows:

	December 31,
	2025	2024	2023

Income before taxes on income	253,401	245,619	27,732
Statutory tax rate	23%	23%	23%
Taxes on income computed at the statutory tax rate	58,282	56,492	6,378

Increase (decrease) in taxes on income resulting from the following:
Tax benefit arising from reduced rate as a “Special Preferred Technological Enterprise” and other tax benefits (See Note 17a above)	(28,859)	(27,280)	(958)
Non-deductible expenses	682	3,160	8,571
Uncertain tax positions	20,286	30,410	10,698
Unrecognized temporary differences	(161)	242	756
Increase in unrecognized tax losses	555	2,382	1,758
Utilization of previously unrecognized tax losses	(217)	(1,643)	(4,054)
Deferred tax credited to equity	382	-	(146)
Taxable income at other tax rates	(8,134)	(10,420)	(3,005)
Differences in measurement basis	(356)	-	(676)
Taxes in respect of previous years	1,456	(214)	(3,214)
Recognition of deferred tax asset related to carryforward losses from prior years	-	-	(4,028)
Impact of exchange rates due to different tax reporting currency and functional currency	(6,127)	-	-
Other	(84)	109	393
Taxes on income	37,705	53,238	12,473